UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York      February 17, 2009
       ---------------------  ----------------------------  -----------------
            [Signature]                   [Place]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:              0
                                               -------------

Form 13F Information Table Entry Total:         36
                                               -------------

Form 13F Information Table Value Total:         3,474,205
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE


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                                                          FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7            COLUMN 8
           --------             --------    --------- --------       --------       --------  --------            --------
                                                       VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED  NONE
        --------------       -------------- --------- -------- ---------- --- ---- ---------- -------- ----------   ------  ----
ACE LTD                            SHS      H0023R105  235,573  4,451,498 SH          SOLE              4,451,498
AIR PRODS & CHEMS INC              COM      009158106    8,918    177,400 SH          SOLE                177,400
ARCH CAP GROUP LTD                 ORD      G0450A105   10,024    143,000 SH          SOLE                143,000
ASPEN INSURANCE HOLDINGS LTD       SHS      G05384105   16,021    660,654 SH          SOLE                660,654
AXIS CAPITAL HOLDINGS              SHS      G0692U109   15,984    548,908 SH          SOLE                548,908
BOEING CO                          COM      097023105  378,914  8,880,100 SH          SOLE              8,880,100
COMMERCIAL METALS CO               COM      201723103   26,969  2,272,000 SH          SOLE              2,272,000
CONSOL ENERGY INC                  COM      20854P109   14,290    500,000 SH  CALL    SOLE                500,000
CSX CORP                           COM      126408103  101,599  3,129,000 SH          SOLE              3,129,000
CVS CAREMARK CORPORATION           COM      126650100  137,061  4,769,000 SH          SOLE              4,769,000
ELECTRONIC ARTS INC                COM      285512109   60,968  3,801,000 SH          SOLE              3,801,000
ENDURANCE SPECIALTY HLDGS LT       SHS      G30397106   15,832    518,578 SH          SOLE                518,578
HORSEHEAD HLDG CORP                COM      440694305   11,426  2,431,000 SH          SOLE              2,431,000
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR 456788108   24,693  1,005,000 SH          SOLE              1,005,000
JPMORGAN & CHASE & CO              COM      46625H100   36,260  1,150,000 SH          SOLE              1,150,000
LEGG MASON INC                     COM      524901105  115,374  5,265,819 SH          SOLE              5,265,819
LORILLARD INC                      COM      544147101  331,798  5,888,160 SH          SOLE              5,888,160
MICROSOFT CORP                     COM      594918104  499,777 25,708,700 SH          SOLE             25,708,700
MOBILE TELESYSTEMS OJSC       SPONSORED ADR 607409109   12,102    453,600 SH          SOLE                453,600
NATIONAL OILWELL VARCO INC         COM      637071101   97,760  4,000,000 SH          SOLE              4,000,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR 68370R109   11,256  1,572,123 SH          SOLE              1,572,123
ORACLE CORP                        COM      68389X105   72,403  4,083,622 SH          SOLE              4,083,622
PARTNERRE LTD                      COM      G6852T105   16,820    236,000 SH          SOLE                236,000
PNC FINL SVCS GROUP INC            COM      693475105   23,520    480,000 SH          SOLE                480,000
RELIANCE STEEL & ALUMINUM CO       COM      759509102   24,235  1,215,415 SH          SOLE              1,215,415
ROHM & HAAS CO                     COM      775371107   19,996    323,617 SH          SOLE                323,617
SAP AKTIENGESELLSCHAFT        SPONSORED ADR 803054204   27,495    759,100 SH          SOLE                759,100
SINA CORP                          ORD      G81477104   19,488    841,800 SH          SOLE                841,800
SOHU COM INC                       COM      83408W103   15,764    333,000 SH          SOLE                333,000
STERLITE INDS INDIA LTD            ADS      859737207   55,526 10,059,062 SH          SOLE             10,059,062
TC PIPELINES LP              UT COM LTD PRT 87233Q108    1,521     65,400 SH          SOLE                 65,400
TEVA PHARMACEUTICAL INDS LTD       ADR      881624209  195,740  4,598,064 SH          SOLE              4,598,064
THERMO FISHER SCIENTIFIC INC       COM      883556102  255,753  7,506,700 SH          SOLE              7,506,700
TRAVELERS COMPANIES INC            COM      89417E109  445,898  9,865,000 SH          SOLE              9,865,000
UNION PAC CORP                     COM      907818108  101,336  2,120,000 SH          SOLE              2,120,000
WELLS FARGO & CO NEW               COM      949746101   36,113  1,225,000 SH          SOLE              1,225,000

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